Cover	Feb. 27, 2024
Cover [Abstract]
Entity Registrant Name	ZERIFY, INC.
Entity Central Index Key	0001285543
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 27, 2024
Entity File Number	000-55012
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	22-3827597
Entity Address Address Line 1	1090 King Georges Post Road
Entity Address Address Line 2	Suite 603
Entity Address City Or Town	Edison
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08837
City Area Code	561
Local Phone Number	237-2931
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false